Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2021 (unaudited)

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
AMC Networks, Inc. - Class A *	11,364	529
ATN International, Inc.	4,366	204
Cinemark Holdings, Inc. *	41,472	797
Cogent Communications Holdings, Inc.	16,513	1,170
Consolidated Communications Holdings, Inc. *	27,722	255
The E.W. Scripps Co. - Class A	22,164	400
Gannett Co., Inc. *	55,545	371
The Marcus Corp. *	8,533	149
Meredith Corp. *	15,723	876
QuinStreet, Inc. *	19,008	334
Scholastic Corp.	11,871	423
Shenandoah Telecommunications Co.	19,315	610
TechTarget, Inc. *	9,869	813
Vonage Holdings Corp. *	98,071	1,581
Total		8,512

Consumer Discretionary (13.1%)
Aaron’s Holdings Company, Inc.	12,722	350
Abercrombie & Fitch Co. - Class A *	23,946	901
Adtalem Global Education, Inc. *	19,190	726
American Axle & Manufacturing Holdings, Inc. *	44,977	396
American Public Education, Inc. *	7,426	190
America’s Car-Mart, Inc. *	2,433	284
Asbury Automotive Group, Inc. *	7,526	1,481
Barnes & Noble Education, Inc. *	14,022	140
Bed Bath & Beyond, Inc. *	40,672	703
Big Lots, Inc.	13,473	584
BJ’s Restaurants, Inc. *	9,148	382
Bloomin’ Brands, Inc. *	31,439	786
Boot Barn Holdings, Inc. *	11,508	1,023
Brinker International, Inc. *	17,799	873
The Buckle, Inc.	11,392	451

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Caleres, Inc.	14,703	327
The Cato Corp. - Class A	7,521	124
Cavco Industries, Inc. *	3,318	786
Century Communities, Inc.	11,543	709
The Cheesecake Factory, Inc. *	18,900	888
Chico’s FAS, Inc. *	47,893	215
The Children’s Place, Inc. *	5,422	408
Chuy’s Holdings, Inc. *	7,906	249
Conn’s, Inc. *	7,270	166
Cooper-Standard Holding, Inc. *	6,570	144
Dave & Buster’s Entertainment, Inc. *	15,002	575
Designer Brands, Inc. *	23,989	334
DineEquity, Inc. *	6,626	538
Dorman Products, Inc. *	11,138	1,054
El Pollo Loco Holdings, Inc. *	7,358	124
Ethan Allen Interiors, Inc.	8,712	207
Fiesta Restaurant Group, Inc. *	6,851	75
Fossil Group, Inc. *	18,744	222
Genesco, Inc. *	5,553	321
Gentherm, Inc. *	12,912	1,045
G-III Apparel Group, Ltd. *	16,787	475
Group 1 Automotive, Inc.	7,033	1,321
Guess?, Inc.	15,175	319
Haverty Furniture Cos., Inc.	5,954	201
Hibbett Sports, Inc.	5,856	414
Installed Building Products, Inc.	9,136	979
iRobot Corp. *	10,916	857
Kontoor Brands, Inc.	18,594	929
La-Z-Boy, Inc.	17,608	568
LCI Industries	9,834	1,324
LGI Homes, Inc. *	8,421	1,195
Liquidity Services, Inc. *	10,294	222
Lumber Liquidators Holdings, Inc. *	11,539	216
M.D.C. Holdings, Inc.	22,048	1,030
M/I Homes, Inc. *	11,482	664
Macy’s, Inc.	121,380	2,743
MarineMax, Inc. *	8,458	410
Meritage Homes Corp. *	14,635	1,420

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Monarch Casino & Resort, Inc. *	5,140	344
Monro, Inc.	13,005	748
Motorcar Parts of America, Inc. *	7,388	144
Movado Group, Inc.	6,664	210
The ODP Corporation *	18,473	742
Oxford Industries, Inc.	6,184	558
Perdoceo Education Corp. *	27,518	291
PetMed Express, Inc.	7,941	213
Red Robin Gourmet Burgers, Inc. *	6,100	141
Regis Corp. *	9,418	33
Rent-A-Center, Inc.	23,482	1,320
Ruth’s Hospitality Group, Inc. *	12,643	262
Sally Beauty Holdings, Inc. *	43,845	739
Shake Shack, Inc. - Class A *	15,230	1,195
Shoe Carnival, Inc.	6,835	222
Shutterstock, Inc.	9,124	1,034
Signet Jewelers, Ltd.	20,476	1,617
Sleep Number Corp. *	9,193	859
Sonic Automotive, Inc. - Class A	8,206	431
Stamps.com, Inc. *	7,129	2,351
Standard Motor Products, Inc.	7,533	329
Steven Madden, Ltd.	29,984	1,204
Strategic Education, Inc.	8,811	621
Sturm, Ruger & Co., Inc.	6,780	500
Tupperware Brands Corp. *	19,588	414
Unifi, Inc. *	5,331	117
Universal Electronics, Inc. *	5,185	255
Vera Bradley, Inc. *	9,896	93
Vista Outdoor, Inc. *	22,329	900
Weight Watchers International, Inc. *	20,660	377
Winnebago Industries, Inc.	13,073	947
Wolverine World Wide, Inc.	32,008	955
Zumiez, Inc. *	8,631	343
Total		53,577

Consumer Staples (4.2%)
The Andersons, Inc.	11,894	367
B&G Foods, Inc.	25,145	751

Index 600 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Calavo Growers, Inc.	6,903	264
Cal-Maine Foods, Inc.	14,478	523
Celsius Holdings, Inc. *	14,781	1,332
Central Garden & Pet Co.- Class A *	15,622	672
Central Garden & Pet Co. *	3,840	184
The Chefs’ Warehouse, Inc. *	12,526	408
Coca-Cola Consolidated, Inc.	1,801	710
e.l.f. Beauty, Inc. *	18,559	539
Edgewell Personal Care Co.	21,125	767
Fresh Del Monte Produce, Inc.	12,966	418
Inter Parfums, Inc.	6,832	511
J & J Snack Foods Corp.	5,806	887
John B. Sanfilippo & Son, Inc.	3,506	286
Medifast, Inc.	4,566	880
MGP Ingredients, Inc.	4,873	317
National Beverage Corp.	9,010	473
PriceSmart, Inc.	9,348	725
Seneca Foods Corp. - Class A *	2,605	126
The Simply Good Foods Co. *	32,821	1,132
SpartanNash Co.	14,186	311
TreeHouse Foods, Inc. *	21,715	866
United Natural Foods, Inc. *	21,879	1,059
Universal Corp.	9,661	467
USANA Health Sciences, Inc. *	4,684	432
Vector Group, Ltd.	51,166	652
WD-40 Co.	5,338	1,236
Total		17,295

Energy (4.9%)
Archrock, Inc.	52,331	432
Bonanza Creek Energy, Inc.	12,011	575
Bristow Group, Inc. *	9,143	291
Callon Petroleum Co. *	15,320	752
CONSOL Energy, Inc. *	12,355	322
Core Laboratories NV	17,869	496
DMC Global, Inc. *	7,299	269
Dorian LPG, Ltd.	10,498	130
Dril-Quip, Inc. *	13,596	342
Green Plains, Inc. *	20,880	682
Helix Energy Solutions Group, Inc. *	55,452	215
Helmerich & Payne, Inc.	42,051	1,153

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Laredo Petroleum, Inc. *	5,260	427
Matador Resources Co.	42,808	1,629
Matrix Service Co. *	10,240	107
Nabors Industries, Ltd. *	3,019	291
Oceaneering International, Inc. *	38,521	513
Oil States International, Inc. *	23,676	151
Par Pacific Holdings, Inc. *	18,063	284
Patterson-UTI Energy, Inc.	73,920	665
PBF Energy, Inc. *	36,992	480
PDC Energy, Inc.	38,427	1,821
Penn Virginia Corp. *	5,931	158
ProPetro Holding Corp. *	33,285	288
Range Resources Corp. *	101,122	2,288
Renewable Energy Group, Inc. *	19,550	982
REX American Resources Corp. *	2,100	168
RPC, Inc. *	27,786	135
SM Energy Co.	47,191	1,245
Southwestern Energy Co. *	263,598	1,460
Talos Energy, Inc. *	15,969	220
US Silica Holdings, Inc. *	29,080	232
World Fuel Services Corp.	24,571	826
Total		20,029

Financials (18.2%)
Allegiance Bancshares, Inc.	7,254	277
Ambac Financial Group, Inc. *	18,062	259
American Equity Investment Life Holding Co.	32,049	948
Ameris Bancorp	25,806	1,339
AMERISAFE, Inc.	7,623	428
Apollo Commercial Real Estate Finance, Inc.	51,341	761
ARMOUR Residential REIT, Inc.	32,607	351
Assured Guaranty, Ltd.	28,411	1,330
Axos Financial, Inc. *	20,821	1,073
B. Riley Financial, Inc.	6,227	368
Banc of California, Inc.	17,457	323
BancFirst Corp.	7,387	444
The Bancorp, Inc. *	22,204	565
BankUnited, Inc.	36,156	1,512

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Banner Corp.	13,494	745
Berkshire Hills Bancorp, Inc.	19,064	514
Blucora, Inc. *	18,935	295
Brightsphere Investment Group, Inc.	23,033	602
Brookline Bancorp, Inc.	30,126	460
Cadence Bancorp	48,606	1,067
Capitol Federal Financial, Inc.	49,942	574
Capstead Mortgage Corp.	37,909	254
Central Pacific Financial Corp.	11,075	284
City Holding Co.	6,025	469
Columbia Banking System, Inc.	30,246	1,149
Community Bank System, Inc.	21,010	1,437
Customers Bancorp, Inc. *	11,692	503
CVB Financial Corp.	49,764	1,014
Dime Community Bancshares, Inc.	13,098	428
Donnelley Financial Solutions, Inc. *	11,472	397
Eagle Bancorp, Inc.	12,394	713
eHealth, Inc. *	9,174	372
Ellington Financial, Inc.	18,550	339
Employers Holdings, Inc.	10,991	434
Encore Capital Group, Inc. *	11,785	581
Enova International, Inc. *	14,487	501
EZCORP, Inc. - Class A *	21,130	160
FB Financial Corp.	13,852	594
First Bancorp	92,212	1,540
First Commonwealth Financial Corp.	37,084	505
First Financial Bancorp	37,391	875
First Hawaiian, Inc.	50,491	1,482
First Midwest Bancorp, Inc.	44,433	845
Flagstar Bancorp, Inc.	20,593	1,046
Genworth Financial, Inc. - Class A *	196,663	737
Granite Point Mortgage Trust, Inc.	21,540	284
Great Western Bancorp, Inc.	21,343	699
Green Dot Corp. - Class A *	21,214	1,068
Greenhill & Co., Inc.	5,776	84
Hanmi Financial Corp.	12,167	244
HCI Group, Inc.	2,555	283

Index 600 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Heritage Financial Corp. of Washington	14,180	362
Hilltop Holdings, Inc.	24,347	795
HomeStreet, Inc.	8,078	332
Hope Bancorp, Inc.	47,850	691
Horace Mann Educators Corp.	16,075	640
Independent Bank Corp.	12,856	979
Independent Bank Group, Inc.	14,447	1,026
Invesco Mortgage Capital, Inc.	112,452	354
Investors Bancorp, Inc.	87,868	1,328
James River Group Holdings, Ltd.	14,384	543
KKR Real Estate Finance Trust, Inc.	15,769	333
Lakeland Financial Corp.	9,797	698
Meta Financial Group, Inc.	12,361	649
Mr. Cooper Group, Inc. *	33,535	1,381
National Bank Holding Corp. - Class A	11,853	480
NBT Bancorp, Inc.	16,798	607
New York Mortgage Trust, Inc.	146,981	626
NMI Holdings, Inc. - Class A *	33,228	751
Northfield Bancorp, Inc.	17,417	299
Northwest Bancshares, Inc.	49,329	655
OFG Bancorp	19,888	502
Old National Bancorp	64,602	1,095
Pacific Premier Bancorp, Inc.	36,867	1,528
Palomar Holdings, Inc. *	9,387	759
Park National Corp.	5,685	693
PennyMac Mortgage Investment Trust	38,046	749
Piper Jaffray Cos., Inc.	5,569	771
PRA Group, Inc. *	17,779	749
Preferred Bank	5,301	353
ProAssurance Corp.	20,827	495
Provident Financial Services, Inc.	30,359	713
Ready Capital Corp.	22,184	320
Redwood Trust, Inc.	43,704	563
Renasant Corp.	21,863	788
S&T Bancorp, Inc.	15,153	447
Safety Insurance Group, Inc.	5,477	434
Seacoast Banking Corp. of Florida	21,430	725
Selectquote, Inc. *	48,321	625

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
ServisFirst Bancshares, Inc.	19,003	1,478
Simmons First National Corp. - Class A	42,184	1,247
SiriusPoint, Ltd. *	34,250	317
Southside Bancshares, Inc.	12,795	490
Stewart Information Services Corp.	10,544	667
StoneX Group, Inc. *	6,566	433
Tompkins Financial Corp.	4,643	376
Triumph Bancorp, Inc. *	9,192	920
Trupanion, Inc. *	13,365	1,038
TrustCo Bank Corp.	7,547	241
Trustmark Corp.	24,407	786
Two Harbors Investment Corp.	122,006	774
United Community Banks, Inc.	33,797	1,109
United Fire Group, Inc.	8,572	198
Universal Insurance Holdings, Inc.	10,587	138
Veritex Holdings, Inc.	19,180	755
Virtus Investment Partners, Inc.	2,797	868
Walker & Dunlop, Inc.	11,404	1,294
Westamerica Bancorporation	10,397	585
WisdomTree Investments, Inc.	42,164	239
World Acceptance Corp. *	1,643	311
WSFS Financial Corp.	18,474	948
Total		74,606

Health Care (11.9%)
Addus HomeCare Corp. *	6,199	494
Allscripts Healthcare Solutions, Inc. *	48,629	650
AMN Healthcare Services, Inc. *	18,403	2,112
Amphastar Pharmaceuticals, Inc. *	14,349	273
AngioDynamics, Inc. *	15,064	391
ANI Pharmaceuticals, Inc. *	3,845	126
Anika Therapeutics, Inc. *	5,708	243
Apollo Medical Holdings, Inc. *	14,646	1,334
Avanos Medical, Inc. *	18,613	581
BioLife Solutions, Inc. *	11,316	479
Cara Therapeutics, Inc. *	16,323	252
Cardiovascular Systems, Inc. *	15,534	510

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Coherus Biosciences, Inc. *	24,729	397
Collegium Pharmaceutical, Inc. *	13,760	272
Community Health Systems, Inc. *	47,957	561
Computer Programs and Systems, Inc. *	5,701	202
CONMED Corp.	11,350	1,485
Corcept Therapeutics, Inc. *	40,596	799
CorVel Corp. *	3,683	686
Covetrus, Inc. *	40,163	729
Cross Country Healthcare, Inc. *	13,815	293
CryoLife, Inc. *	15,453	344
Cutera, Inc. *	6,352	296
Cytokinetics, Inc. *	32,502	1,162
Eagle Pharmaceuticals, Inc. *	4,434	247
Enanta Pharmaceuticals, Inc. *	7,027	399
Endo International PLC *	90,956	295
Ensign Group, Inc.	20,337	1,523
Fulgent Genetics, Inc. *	7,465	671
Glaukos Corp. *	18,216	877
Hanger, Inc. *	14,346	315
HealthStream, Inc. *	9,859	282
Heska Corp. *	4,142	1,071
Innoviva, Inc. *	24,196	404
Inogen, Inc. *	7,917	341
Integer Holdings Corp. *	12,847	1,148
Invacare Corp. *	13,552	64
The Joint Corp. *	5,596	549
Lantheus Holdings, Inc. *	26,156	672
LeMaitre Vascular, Inc.	7,471	397
Ligand Pharmaceuticals, Inc. - Class B *	6,463	900
Magellan Health, Inc. *	9,052	856
MEDNAX, Inc. *	33,578	955
Meridian Bioscience, Inc. *	16,941	326
Merit Medical Systems, Inc. *	19,718	1,416
Mesa Laboratories, Inc.	2,024	612
ModivCare, Inc. *	4,799	872
Myriad Genetics, Inc. *	30,317	979
Natus Medical, Inc. *	13,474	338
NeoGenomics, Inc. *	47,796	2,306
NextGen Healthcare, Inc. *	22,035	311
Omnicell, Inc. *	16,920	2,511

Index 600 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
OraSure Technologies, Inc. *	28,116	318
Organogenesis Holdings, Inc. *	24,519	349
Orthofix Medical, Inc. *	7,713	294
Owens & Minor, Inc.	29,297	917
Pacira Biosciences, Inc. *	17,330	970
The Pennant Group, Inc. *	10,488	295
Phibro Animal Health Corp. - Class A	8,087	174
Prestige Brands Holdings, Inc. *	19,460	1,092
RadNet, Inc. *	17,213	505
REGENXBIO, Inc. *	14,591	612
Select Medical Holdings Corp.	41,389	1,497
Simulations Plus, Inc.	6,218	246
Spectrum Pharmaceuticals, Inc. *	62,587	136
Supernus Pharmaceuticals, Inc. *	20,856	556
Surmodics, Inc. *	5,420	301
Tabula Rasa HealthCare, Inc. *	8,967	235
Tactile Systems Technology, Inc. *	7,784	346
Tivity Health, Inc. *	17,221	397
uniQure NV *	13,988	448
US Physical Therapy, Inc.	4,986	551
Vanda Pharmaceuticals, Inc. *	21,382	366
Varex Imaging Corp. *	15,174	428
Vericel Corp. *	18,239	890
Xencor, Inc. *	22,609	738
Zynex, Inc. *	7,567	86
Total		49,055

Industrials (16.0%)
AAON, Inc.	16,098	1,052
AAR Corp. *	13,091	425
ABM Industries, Inc.	26,164	1,178
Aerojet Rocketdyne Holdings, Inc.	29,004	1,263
Aerovironment, Inc. *	8,973	775
Alamo Group, Inc.	3,829	534
Albany International Corp. - Class A	12,623	970
Allegiant Travel Co. *	5,892	1,152
American Woodmark Corp. *	6,535	427
Apogee Enterprises, Inc.	9,930	375

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Applied Industrial Technologies, Inc.	15,150	1,365
ArcBest Corp.	9,988	817
Arcosa, Inc.	18,756	941
Astec Industries, Inc.	8,770	472
Atlas Air Worldwide Holdings, Inc. *	10,505	858
AZZ, Inc.	9,660	514
Barnes Group, Inc.	18,127	756
Brady Corp. - Class A	18,887	958
Chart Industries, Inc. *	13,864	2,650
CIRCOR International, Inc. *	7,931	262
Comfort Systems USA, Inc.	14,134	1,008
Deluxe Corp.	16,607	596
DXP Enterprises, Inc. *	7,016	207
Echo Global Logistics, Inc. *	10,411	497
Encore Wire Corp.	7,999	759
Enerpac Tool Group Corp.	23,265	482
EnPro Industries, Inc.	7,986	696
ESCO Technologies, Inc.	10,127	780
Exponent, Inc.	20,271	2,294
Federal Signal Corp.	23,833	920
Forrester Research, Inc. *	4,409	217
Forward Air Corp.	10,562	877
Franklin Electric Co., Inc.	15,188	1,213
Gibraltar Industries, Inc. *	12,694	884
GMS, Inc. *	16,862	739
Granite Construction, Inc.	17,766	703
The Greenbrier Cos., Inc.	12,619	542
Griffon Corp.	18,568	457
Harsco Corp. *	30,549	518
Hawaiian Holdings, Inc. *	19,688	426
Healthcare Services Group, Inc.	29,083	727
Heartland Express, Inc.	18,298	293
Heidrick & Struggles International, Inc.	7,616	340
Hillenbrand, Inc.	28,461	1,214
HNI Corp.	17,127	629
Hub Group, Inc. - Class A *	13,141	903
Insteel Industries, Inc.	7,672	292
Interface, Inc.	22,636	343
John Bean Technologies Corp.	12,369	1,738
Kaman Corp.	10,965	391
Kelly Services, Inc. - Class A	14,053	265

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Korn Ferry	21,686	1,569
Lindsay Corp.	4,230	642
Lydall, Inc. *	7,016	436
Marten Transport, Ltd.	22,943	360
Matson, Inc.	16,919	1,365
Matthews International Corp. - Class A	12,176	422
Meritor, Inc. *	27,313	582
Moog, Inc. - Class A	11,386	868
Mueller Industries, Inc.	22,232	914
MYR Group, Inc. *	6,522	649
National Presto Industries, Inc.	1,957	161
NOW, Inc. *	43,082	330
Park Aerospace Corp.	7,229	99
Patrick Industries, Inc.	8,793	732
PGT Innovations, Inc. *	22,987	439
Pitney Bowes, Inc.	64,337	464
Powell Industries, Inc.	3,434	84
Proto Labs, Inc. *	10,753	716
Quanex Building Products Corp.	13,138	281
Raven Industries, Inc. *	13,962	804
Resideo Technologies, Inc. *	56,116	1,391
Resources Connection, Inc.	12,102	191
SkyWest, Inc. *	19,571	966
SPX Corp. *	17,635	943
SPX Flow, Inc.	16,208	1,185
Standex International Corp.	4,723	467
Tennant Co.	7,201	532
Titan International, Inc. *	19,607	140
Triumph Group, Inc. *	25,169	469
TrueBlue, Inc. *	13,662	370
UFP Industries, Inc.	24,085	1,637
UniFirst Corp.	5,941	1,263
US Ecology, Inc. *	12,139	393
Veritiv Corp. *	5,519	494
Viad Corp. *	7,878	358
Vicor Corp. *	8,298	1,113
Wabash National Corp.	19,544	296
Watts Water Technologies, Inc. - Class A	10,744	1,806
Total		65,625

Information Technology (12.7%)
3D Systems Corp. *	48,735	1,344
8x8, Inc. *	43,669	1,021
ADTRAN, Inc.	19,119	359
Advanced Energy Industries, Inc.	14,920	1,309
Agilysys, Inc. *	7,559	396
Alarm.com Holdings, Inc. *	17,818	1,393

Index 600 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Applied Optoelectronics, Inc. *	9,566	69
Arlo Technologies, Inc. *	32,356	207
Axcelis Technologies, Inc. *	13,017	612
Badger Meter, Inc.	11,361	1,149
Benchmark Electronics, Inc.	13,807	369
Bottomline Technologies, Inc. *	15,240	599
CalAmp Corp. *	14,083	140
CEVA, Inc. *	9,000	384
Cohu, Inc. *	19,059	609
Comtech Telecommunications Corp.	10,201	261
CSG Systems International, Inc.	12,732	614
CTS Corp.	12,753	394
Daktronics, Inc. *	14,269	77
Diebold, Inc. *	28,339	286
Digi International, Inc. *	13,305	280
Diodes, Inc. *	17,488	1,584
DSP Group, Inc. *	8,795	193
Ebix, Inc.	9,198	248
ePlus, Inc. *	5,215	535
EVERTEC, Inc.	23,288	1,065
ExlService Holdings, Inc. *	12,930	1,592
Extreme Networks, Inc. *	49,596	488
Fabrinet *	14,359	1,472
FARO Technologies, Inc. *	7,148	470
FormFactor, Inc. *	30,216	1,128
Harmonic, Inc. *	39,998	350
Ichor Holdings, Ltd. *	11,053	454
Insight Enterprises, Inc. *	13,561	1,222
InterDigital, Inc.	11,939	810
Itron, Inc. *	17,606	1,332
Knowles Corp. *	35,758	670
Kulicke and Soffa Industries, Inc.	24,110	1,405
LivePerson, Inc. *	25,240	1,488
ManTech International Corp. - Class A	10,663	810
MaxLinear, Inc. - Class A *	27,372	1,348
Methode Electronics, Inc. - Class A	14,848	624
NETGEAR, Inc. *	12,027	384
OneSpan, Inc. *	13,692	257
Onto Innovation, Inc. *	19,155	1,384
OSI Systems, Inc. *	6,478	614
PC Connection, Inc.	4,367	192
PDF Solutions, Inc. *	11,576	267

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Perficient, Inc. *	12,824	1,484
Photronics, Inc. *	24,051	328
Plantronics, Inc. *	16,461	423
Plexus Corp. *	10,986	982
Power Integrations, Inc.	23,458	2,322
Progress Software Corp.	17,067	840
Rambus, Inc. *	42,373	941
Rogers Corp. *	7,285	1,358
Sanmina Corp. *	25,316	976
ScanSource, Inc. *	9,966	347
SMART Global Holdings, Inc. *	8,963	399
SPS Commerce, Inc. *	13,954	2,251
TTEC Holdings, Inc.	7,081	662
TTM Technologies, Inc. *	41,819	526
Ultra Clean Holdings, Inc. *	17,452	743
Unisys Corp. *	25,945	652
Veeco Instruments, Inc. *	19,780	439
Viavi Solutions, Inc. *	88,825	1,398
Xperi Holding Corp.	40,774	768
Total		52,097

Materials (5.2%)
AdvanSix, Inc. *	10,816	430
Allegheny Technologies, Inc. *	49,511	823
American Vanguard Corp.	10,638	160
Arconic Corp. *	42,588	1,343
Balchem Corp.	12,616	1,830
Boise Cascade Co.	15,289	825
Carpenter Technology Corp.	18,600	609
Century Aluminum Co. *	19,743	266
Clearwater Paper Corp. *	6,624	254
Domtar Corp. *	19,594	1,069
Ferro Corp. *	32,044	652
FutureFuel Corp.	9,934	71
GCP Applied Technologies, Inc. *	20,931	459
Glatfelter Corp.	17,404	245
H.B. Fuller Co.	20,413	1,318
Hawkins, Inc.	7,418	259
Haynes International, Inc.	5,041	188
Innospec, Inc.	9,571	806
Kaiser Aluminum Corp.	6,158	671
Koppers Holdings, Inc. *	8,310	260
Kraton Corp. *	12,407	566
Livent Corp. *	62,795	1,451
Materion Corp.	7,905	543

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Materials continued
Mercer International, Inc.	15,364	178
Myers Industries, Inc.	14,120	276
Neenah Paper, Inc.	6,583	307
O-I Glass, Inc. *	61,258	874
Olympic Steel, Inc.	3,542	86
Quaker Chemical Corp.	5,206	1,238
Rayonier Advanced Materials, Inc. *	25,375	190
Schweitzer-Mauduit International, Inc.	12,383	429
Stepan Co.	8,333	941
SunCoke Energy, Inc.	32,911	207
TimkenSteel Corp. *	15,984	209
Tredegar Corp.	10,048	122
Trinseo SA	15,034	812
Warrior Met Coal, Inc.	19,864	462
Total		21,429

Real Estate (7.9%)
Acadia Realty Trust	34,475	704
Agree Realty Corp.	26,804	1,775
Alexander & Baldwin, Inc.	28,029	657
American Assets Trust, Inc.	20,550	769
Armada Hoffler Properties, Inc.	23,587	315
Brandywine Realty Trust	66,400	891
CareTrust REIT, Inc.	37,607	764
Centerspace REIT	5,491	519
Chatham Lodging Trust *	19,262	236
Community Healthcare Trust, Inc.	9,056	409
CoreCivic, Inc. *	46,244	412
DiamondRock Hospitality Co. *	81,621	771
Diversified Healthcare Trust	91,468	310
Easterly Government Properties, Inc.	32,525	672
Essential Properties Realty Trust, Inc.	45,899	1,281
Four Corners Property Trust, Inc.	29,591	795
Franklin Street Properties Corp.	38,488	179
The GEO Group, Inc.	48,160	360
Getty Realty Corp.	15,260	447
Global Net Lease, Inc.	39,210	628
Hersha Hospitality Trust *	12,898	120
Independence Realty Trust, Inc.	41,105	836
Industrial Logistics Properties Trust	25,279	642

Index 600 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Innovative Industrial Properties, Inc.	9,317	2,154
iStar, Inc.	27,948	701
Kite Realty Group Trust	32,739	667
Lexington Realty Trust	108,389	1,382
LTC Properties, Inc.	15,205	482
Mack-Cali Realty Corp. *	31,334	536
Marcus & Millichap, Inc. *	9,804	398
NexPoint Residential Trust, Inc.	8,752	542
Office Properties Income Trust	18,626	472
RE/MAX Holdings, Inc. - Class A	7,475	233
Realogy Holdings Corp. *	45,207	793
Retail Opportunity Investments Corp.	131,122	1,904
RPT Realty	31,271	399
Safehold, Inc.	5,194	373
Saul Centers, Inc.	5,123	226
Service Properties Trust	63,937	717
SITE Centers Corp.	69,940	1,080
The St. Joe Co.	12,856	541
Summit Hotel Properties, Inc. *	40,890	394
Tanger Factory Outlet Centers, Inc.	40,508	660
Uniti Group, Inc.	90,935	1,125
Universal Health Realty Income Trust	5,008	277
Urstadt Biddle Properties, Inc. - Class A	11,935	226
Washington Real Estate Investment Trust	32,889	814
Whitestone REIT	17,055	167
Xenia Hotels & Resorts, Inc. *	44,203	784
Total		32,539

Utilities (1.6%)
American States Water Co.	14,418	1,233
Avista Corp.	27,037	1,058
California Water Service Group	20,009	1,179
Chesapeake Utilities Corp.	6,820	819
Middlesex Water Co.	6,787	698
Northwest Natural Holding Co.	11,862	545
South Jersey Industries, Inc.	43,812	931

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Unitil Corp.	6,194	265
Total		6,728

Total Common Stocks (Cost: $292,371)		401,492

Investment Companies (1.0%)
Investment Companies (1.0%)
iShares Core S&P
Small-Cap ETF	37,310	4,074
Total		4,074

Total Investment Companies (Cost: $3,747)		4,074

Warrants (0.0%)
Energy (0.0%)
Nabors Industries, Ltd. *	1,013	6
Total		6

Total Warrants (Cost: $–)		6

Short-Term Investments (1.2%)
Governments (0.2%)
US Treasury 0.010%, 1/27/22 b	475,000	475
Total		475

Money Market Funds (1.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030% #	4,234,777	4,235
Total		4,235

Total Short-Term Investments (Cost: $4,710)		4,710

Total Investments (100.0%) (Cost: $300,828)@		410,282

Other Assets, Less Liabilities (0.0%)		125

Net Assets (100.0%)		410,407

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini Russell 2000 Index Futures	Long	USD	2	45	12/21	$4,952	$(84)	$(52)

							$(84)	$(52)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	$–	$–	$(52)	$(52)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
b

Cash or securities with an aggregate value of $475 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2021.

#	7-Day yield as of 9/30/2021.
@

At September 30, 2021, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $300,828 and the net unrealized appreciation of investments based on that cost was $109,370 which is comprised of $127,132 aggregate gross unrealized appreciation and $17,762 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Index 600 Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2021.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$401,492	$—	$—
Investment Companies	4,074	—	—
Short-Term Investments
Money Market Funds	4,235	—	—
All Others	—	475	—
Warrants	6	—	—

Total Assets:	$409,807	$475	$—

Liabilities:
Other Financial Instruments^
Futures	(84)	—	—

Total Liabilities:	$(84)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security – Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security – interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index – All Urban Consumers – Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi – Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand